Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(in thousands)
Opening balance	$9,037,931	$936,257
Current period acquisitions (Note 7)	—	8,120,006
Prior period acquisitions (Note 7)	(35,692)	—
Foreign exchange movement	(31,956)	(18,332)

Closing balance	$8,970,283	$9,037,931